Shareholders' Equity, Non-controlling interest, and Members' Equity - Schedule Of Calculation Of Comprehensive Loss Attributable To Non-controlling Interest Holders (Details) - USD ($) $ in Thousands			12 Months Ended
		Dec. 31, 2021	Dec. 22, 2021	Dec. 31, 2020
Noncontrolling Interest [Line Items]
Fathom OpCo comprehensive loss	[1]		$ (16,361)	$ (8,031)
Comprehensive loss attributable to Fathom OpCo non-controlling interest (Note 14)	[1]	$ (968)
Fathom OpCo [Member]
Noncontrolling Interest [Line Items]
Fathom OpCo comprehensive loss		$ (1,551)
Noncontrolling interest percentage		62.40%		62.40%
Comprehensive loss attributable to Fathom OpCo non-controlling interest (Note 14)		$ (968)

[1]	See accompanying notes to the consolidated financial statements.